12. Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Lease maturity) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Year ending December 31, 2021	$ 48,273	$ 64,048
Year ending December 31, 2022	43,655	43,655
Total future minimum lease payment	91,928	107,703
Imputed interest	(9,636)	(13,032)
Lease Obligation, net	$ 73,025	$ 94,671	$ 138,940